Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
Fair Value Hierarchy

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347

December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$16,841	$—	$—	$16,841

Liabilities:
Embedded derivative liability	—	—	1,641	1,641
Related party payables	580	—	—	580
Fair Value Hierarchy

June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$12,331	$—	$—	$12,331

Liabilities:
Related party payables	$508	$—	$—	$508

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347

Significant Unobservable Inputs Utilized to Estimate Fair Value	A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	December 31, 2023	December 31, 2022
Discount Rate	35% - 36%	35% - 38%
Probability of Expected Outcomes
Financing	95%	85%
Change in control	3%	10%
Other	2%	5%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 88%	—
Probability of Expected Outcomes
Financing	95%	—
Change in control	3%	—
Other	2%	—
A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	Settlement	December 31, 2023
Discount Rate	35%	35% - 36%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 87%	71% - 88%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Level 3 Liabilities
The following tables present information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis:

	Embedded Derivative Liability	Derivative Liability
Balance as of January 1, 2022	$—	$1,389
Issuance	1,576	—
Settlement	—	(1,431)
Change in fair value	65	42
Balance as of December 31, 2022	$1,641	$—
Issuance	1,119	—
Change in fair value	(766)	—
Balance as of December 31, 2023	$1,994	$—
The following tables present information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis:

Embedded Derivative Liability
Balance as of December 31, 2022	$1,641
Change in fair value	41
Issuance	647
Balance as of June 30, 2023	2,329

Balance as of December 31, 2023	1,994
Change in fair value	478
Settlement	$(2,472)
Balance as of June 30, 2024	$—